SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Other Accounts Payables and Accruals) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued expenses	$ 1,685	$ 3,250
Employees payables	754	812
Institutions	3,625	26
Refundable upfront payment	4,000	0
Other	81
Other accounts payables and accruals	$ 10,145	$ 4,088